Loans - Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 47,696.8	$ 508.3	₨ 46,492.3	$ 544.3	₨ 48,690.9
Retail loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	44,707.4	476.5	46,314.2		44,432.2
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 2,989.4	$ 31.8	₨ 178.1		₨ 4,258.7